DIVIDENDS PAID AND PROPOSED	12 Months Ended
Dec. 31, 2024
Dividends Paid And Proposed
DIVIDENDS PAID AND PROPOSED	DIVIDENDS PAID AND PROPOSED
Pursuant to Bermuda law, VEON is restricted from declaring or paying a dividend if there are reasonable grounds for believing that
(a)VEON is, or would after the payment be, unable to pay its liabilities as they become due, or
(b)the realizable value of VEON assets would, as a result of the dividend, be less than the aggregate of VEON liabilities.
There were no dividends declared by VEON in respect of the years 2024, 2023 and 2022.
DIVIDENDS DECLARED TO NON-CONTROLLING INTERESTS
During 2024, 2023 and 2022, certain subsidiaries of the Company declared dividends, of which a portion was paid, payable to non-controlling interests as shown in the table below:

Name of subsidiary	2024	2023	2022

VIP Kazakhstan Holding AG *	61	30	—
VIP Kyrgyzstan Holding AG	5	—	—
TNS Plus LLP	17	15	11
Other	—	—	3
Total dividends declared to non-controlling interests	83	45	14
* The dividends declared were set-off against loan receivable from the non-controlling interests in 2024 and 2023.